Vanguard Equity Income Fund
Supplement Dated July 2, 2021, to the Prospectus and Summary Prospectus Dated January 31, 2021
Important Changes to Vanguard Equity Income Fund
As previously announced, effective at the close of business on July 2, 2021, James P. Stetler will retire from Vanguard and will no longer serve as a co-portfolio manager of Vanguard’s portion of Vanguard Equity Income Fund (the Fund). Accordingly, all references to Mr. Stetler in the Prospectus and Summary Prospectus will be deleted in their entirety after that date.
Following Mr. Stetler’s retirement, Binbin Guo and Sharon Hill will remain as the portfolio managers of Vanguard’s portion of the Fund. The Fund’s investment objective, strategies, and policies will remain unchanged.
Additionally, effective September 2021, Binbin Guo will retire from Vanguard and will no longer serve as a co-portfolio manager of Vanguard’s portion of the Fund. Following Mr. Guo’s retirement, Sharon Hill will remain as the sole portfolio manager of Vanguard’s portion of the Fund, and the Fund’s investment objective, strategies, and policies will remain unchanged.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 065B 072021

Vanguard Fenway Funds

Supplement Dated July 2, 2021, to the Statement of Additional Information Dated January 31, 2021
Important Changes to Vanguard Equity Income Fund
As previously announced, effective at the close of business on July 2, 2021, James P. Stetler will retire from Vanguard and will no longer serve as a co-portfolio manager of Vanguard’s portion of Vanguard Equity Income Fund (the Fund). Accordingly, all references to Mr. Stetler in the Statement of Additional Information will be deleted in their entirety after that date.
Following Mr. Stetler’s retirement, Binbin Guo and Sharon Hill will remain as the portfolio managers of Vanguard’s portion of the Fund. The Fund’s investment objective, strategies, and policies will remain unchanged.
Additionally, effective September 2021, Binbin Guo will retire from Vanguard and will no longer serve as a co-portfolio manager of Vanguard’s portion of the Fund. Following Mr. Guo’s retirement, Sharon Hill will remain as the sole portfolio manager of Vanguard’s portion of the Fund, and the Fund’s investment objective, strategies, and policies will remain unchanged.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 065B 072021